Acquisitions - Summary of Acquisitions of Assets and Liabilities Assumed (Details) - KSix Media, Inc. and Subsidiaries [Member]	2 Months Ended
Dec. 31, 2014 USD ($)
Gain on bargain purchase	$ 54,080
KSIX and BMG [Member] | December 26, 2015 [Member]
Cash	31,334
Accounts receivable	278,171
Prepaid expenses and other assets	4,715
Property and equipment	4,585
Intangible assets	1,143,162
Total assets	1,461,967
Accounts payable and accrued expenses	(146,301)
Notes payable and long-term debt	(261,586)
Net assets acquired	1,054,080
Gain on bargain purchase	(54,080)
Consideration	$ 1,000,000